Property, Furniture and Equipment - Summary of the consolidated statement of profit or loss and other comprehensive income (Details) - PEN (S/) S/ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation expense	S/ 115,417	S/ 115,237	S/ 132,442
Cost of sales and services [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation expense	92,400	95,193	113,360
Administrative expense [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation expense	S/ 23,017	S/ 20,044	S/ 19,082